Operating Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Maturities of lease liabilities

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the condensed consolidated balance sheet at June 30, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$47,456
2021	59,291
Thereafter	29,086
Total	135,832
Amount representing imputed interest	(5,732)
Total operating lease liability	130,101
Current portion of operating lease liability	89,950
Operating lease liability, non-current	$40,151

The following table presents a reconciliation of the undiscounted future minimum lease payments, under the leases for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2019:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$87,734
2021	59,291
Thereafter	25,911
Total	172,936
Amount representing imputed interest	(9,196)
Total operating lease liability	163,740
Current portion of operating lease liability	(81,502)
Operating lease liability, non-current	$82,238

Lease costs

The table below presents information for lease costs related to our operating leases at June 30, 2020:

Operating lease cost:
Amortization of leased assets	$87,798
Interest of lease liabilities	9,180
Total operating lease cost	$96,978

The table below presents information for lease costs related to our operating leases at December 31, 2019:

Operating lease cost:
Amortization of leased assets	$52,692
Interest of lease liabilities	5,716
Total operating lease cost	$58,408

Summary of lease-related terms and discount rates	The table below presents lease-related terms and discount rates at June 30, 2020:
Remaining term on leases	10 to 28 months
Incremented borrowing rate	5.0%
The table below presents lease-related terms and discount rates at December 31, 2019:
Remaining term on leases	16 to 34 months
Incremented borrowing rate	5.0%